INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax
Statutory tax rate	34.00%	34.00%	34.00%
Transaction costs capitalized	(12.80%)
Valuation allowance, federal	(21.20%)	(34.00%)	(27.10%)
Valuation allowance related to discontinued operations			(6.90%)
Total	0.00%	0.00%	0.00%